Trading properties (Tables)	12 Months Ended
Jun. 30, 2025
Trading properties
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped sites	Total
As of June 30, 2023	3,080	16,797	12,130	32,007
Additions	-	1,044	224	1,268
Currency translation adjustment	-	(1,479)	-	(1,479)
Disposals	(104)	(3,886)	-	(3,990)
As of June 30, 2024	2,976	12,476	12,354	27,806
Additions	-	1,772	1,235	3,007
Currency translation adjustment	-	(662)	-	(662)
Transfers	-	163,301	-	163,301
Impairment (ii)	(301)	(18,824)	-	(19,125)
Disposals	(514)	(13,394)	(4)	(13,912)
As of June 30, 2025	2,161	144,669	13,585	160,415

	06.30.2025	06.30.2024
Non-current	124,720	27,233
Current	35,695	573
Total	160,415	27,806